Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Summary of inventories

12/31/2023
High grade lithium concentrate	1,366
By-product lithium concentrate	9,132
Total finished goods	10,498
Work in progress	925
Consumable	882
12,305

Spare parts	7,137
Total	19,442